STOCKHOLDERS' EQUITY (Details)	12 Months Ended				0 Months Ended							0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Common Stock USD ($)	Dec. 31, 2011 Common Stock USD ($)	Apr. 04, 2011 Private Placement April 2011 USD ($)	Apr. 04, 2011 Private Placement April 2011 CAD	Aug. 16, 2012 Private Placement April 2011 April 4, 2011 Warrants USD ($)	Apr. 04, 2011 Private Placement April 2011 April 4, 2011 Warrants USD ($)	Apr. 04, 2011 Private Placement April 2011 April 4, 2011 Warrants CAD	Apr. 04, 2011 Private Placement April 2011 April 4, 2011 Warrants Common Stock	Apr. 04, 2011 Private Placement April 2011 April 4, 2011 Warrants Common stock purchase warrant	Nov. 21, 2012 Private Placement November 2012 USD ($)	Nov. 21, 2012 Private Placement November 2012 CAD	Nov. 21, 2012 Private Placement November 2012 November 21, 2012 Warrants USD ($)	Nov. 21, 2012 Private Placement November 2012 November 21, 2012 Warrants CAD	Nov. 21, 2012 Private Placement November 2012 November 21, 2012 Warrants Common Stock	Nov. 21, 2012 Private Placement November 2012 November 21, 2012 Warrants Common stock purchase warrant
Warrants - issued and outstanding
Exercise price (in dollars per share)								$ 7.71	7.46					$ 8.73	8.70
Number of warrants (in shares)								1,655,314						1,078,145
Gross proceeds from private placement					$ 35,700,000							$ 26,100,000
Number of units issued in private placement (in shares)					5,549,895	5,549,895						3,593,819	3,593,819
Number of units issued relating to the conversion of the convertible debt (in shares)					123,121	123,121
Subscription price of units issued in a private placement (in dollars per share)					$ 6.42	6.22						$ 7.28	7.25
Number of shares that can be purchased by each unit issued										1	0.30					1	0.30
Period during which warrants are exercisable								5 years						5 years
Exercise price as percentage of subscription or market price								120.00%						120.00%
Issuance costs of units					2,000,000							1,300,000
Assumptions used for calculation of fair value of warrants issued
Weighted average risk-free interest rate (as a percent)								2.76%						1.34%
Volatility factor (as a percent)								86.20%						115.50%
Dividend yield (as a percent)
Expected life								5 years						5 years
Fair value of warrants	4,942,000	6,247,000						6,200,000						4,900,000
Exercise of warrants							36,000
Amount recorded as increase in common stock	$ 19,886,000	$ 27,400,000	$ 4,000	$ 5,000				$ 27,400,000						$ 19,900,000
Number of warrants exercised (in shares)							9,654
Number of shares issued in cashless exercise transaction			5,653				5,653